Marsico Focus Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2024

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
General Electric Co. DBA GE Aerospace	239,644	$39,970,223	3.76%
The Boeing Company*	153,399	27,151,623	2.55
		67,121,846	6.31
Application Software
AppLovin Corp. - Cl. A*	64,170	20,780,171	1.96
Synopsys, Inc.*	64,479	31,295,528	2.94
		52,075,699	4.90
Automobile Manufacturers
Tesla, Inc.*	107,639	43,468,934	4.09

Broadline Retail
Amazon.com, Inc.*	501,985	110,130,489	10.35

Consumer Staples Merchandise Retail
Costco Wholesale Corp.	43,148	39,535,218	3.72

Heavy Electrical Equipment
GE Vernova, Inc.	115,094	37,857,869	3.56

Interactive Media & Services
Alphabet, Inc. - Cl. A	212,664	40,257,295	3.78
Meta Platforms, Inc. - Cl. A	135,618	79,405,695	7.47
		119,662,990	11.25
Investment Banking & Brokerage
The Goldman Sachs Group, Inc.	55,445	31,748,916	2.98

Movies & Entertainment
Netflix, Inc.*	47,108	41,988,303	3.95
TKO Group Holdings, Inc.*	154,746	21,990,954	2.07
		63,979,257	6.02
Restaurants
Chipotle Mexican Grill, Inc.*	628,318	37,887,575	3.56

Semiconductor Materials & Equipment
ASML Holding N.V. - NY Reg. Shs.	41,861	29,013,022	2.73

	Number of Shares	Value	Percent of Net Assets
Semiconductors
NVIDIA Corp.	664,235	$89,200,118	8.39%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	225,916	44,616,151	4.19
		133,816,269	12.58
Specialty Chemicals
The Sherwin-Williams Company	67,717	23,019,040	2.16

Systems Software
Microsoft Corp.	243,678	102,710,277	9.65
ServiceNow, Inc.*	22,656	24,018,079	2.26
		126,728,356	11.91
Technology Hardware, Storage & Peripherals
Apple, Inc.	441,998	110,685,139	10.41

Transaction & Payment Processing Services
Visa, Inc. - Cl. A	104,908	33,155,124	3.12

TOTAL COMMON STOCKS (Cost $499,448,322)		1,059,885,743	99.65

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 4.40%#	7,524,324	7,524,324	0.71

TOTAL SHORT-TERM INVESTMENTS (Cost $7,524,324)		7,524,324	0.71

TOTAL INVESTMENTS (Cost $506,972,646)		1,067,410,067	100.36

Liabilities, Less Cash and Other Assets		(3,856,758)	(0.36)

NET ASSETS		$1,063,553,309	100.00%

SUMMARY OF FAIR VALUE MEASUREMENTS

As of December 31, 2024, all investments disclosed in the preceding Schedule of Investments were classified as Level 1.

For more information on investment valuation and valuation inputs, refer to the Notes to Schedules of Investments.

*	Non-income producing.
#	Rate shown is the 7-day yield as of December 31, 2024.

See Notes to Schedules of Investments.

Marsico Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2024

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
General Electric Co. DBA GE Aerospace	50,151	$8,364,685	1.75%
HEICO Corp.	57,225	13,604,672	2.85
The Boeing Company*	28,529	5,049,633	1.06
		27,018,990	5.66
Application Software
AppLovin Corp. - Cl. A*	36,564	11,840,520	2.48
Salesforce, Inc.	28,321	9,468,560	1.99
SAP S.E. Spon. ADR	50,944	12,542,923	2.63
Synopsys, Inc.*	19,995	9,704,773	2.03
Zoom Communications, Inc. - Cl. A*	28,861	2,355,346	0.49
		45,912,122	9.62
Automobile Manufacturers
Tesla, Inc.*	47,174	19,050,748	3.99

Broadline Retail
Amazon.com, Inc.*	191,312	41,971,940	8.79

Consumer Finance
American Express Company	49,394	14,659,645	3.07

Consumer Staples Merchandise Retail
Costco Wholesale Corp.	17,860	16,364,582	3.43

Diversified Support Services
Cintas Corp.	11,268	2,058,664	0.43

Heavy Electrical Equipment
GE Vernova, Inc.	21,092	6,937,791	1.45

Interactive Home Entertainment
Roblox Corp. - Cl. A*	47,388	2,741,870	0.58

Interactive Media & Services
Alphabet, Inc. - Cl. A	87,739	16,608,993	3.48
Meta Platforms, Inc. - Cl. A	39,920	23,373,559	4.90
		39,982,552	8.38
Investment Banking & Brokerage
The Goldman Sachs Group, Inc.	8,761	5,016,724	1.05

	Number of Shares	Value	Percent of Net Assets
Movies & Entertainment
Netflix, Inc.*	19,487	$17,369,153	3.64%
Spotify Technology S.A.*	21,472	9,606,143	2.01
The Walt Disney Company	41,651	4,637,839	0.97
TKO Group Holdings, Inc.*	51,782	7,358,740	1.54
		38,971,875	8.16
Restaurants
Chipotle Mexican Grill, Inc.*	243,899	14,707,110	3.08

Semiconductors
Broadcom, Inc.	57,909	13,425,622	2.81
NVIDIA Corp.	260,794	35,022,026	7.34
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	110,275	21,778,210	4.56
		70,225,858	14.71
Specialty Chemicals
The Sherwin-Williams Company	40,768	13,858,266	2.90

Systems Software
Microsoft Corp.	92,295	38,902,343	8.15
ServiceNow, Inc.*	22,101	23,429,712	4.91
		62,332,055	13.06
Technology Hardware, Storage & Peripherals
Apple, Inc.	102,946	25,779,737	5.40

Trading Companies & Distributors
United Rentals, Inc.	10,280	7,241,643	1.52

Transaction & Payment Processing Services
Mastercard, Inc. - Cl. A	24,838	13,078,946	2.74
PayPal Holdings, Inc.*	57,903	4,942,021	1.04
Visa, Inc. - Cl. A	16,751	5,293,986	1.11
		23,314,953	4.89
TOTAL COMMON STOCKS (Cost $269,488,380)		478,147,125	100.17

	Number of Shares	Value	Percent of Net Assets
SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 4.40%#	2,971,935	$2,971,935	0.62%

TOTAL SHORT-TERM INVESTMENTS (Cost $2,971,935)		2,971,935	0.62

TOTAL INVESTMENTS (Cost $272,460,315)		481,119,060	100.79

Liabilities, Less Cash and Other Assets		(3,772,024)	(0.79)

NET ASSETS		$477,347,036	100.00%

SUMMARY OF FAIR VALUE MEASUREMENTS

As of December 31, 2024, all investments disclosed in the preceding Schedule of Investments were classified as Level 1.

For more information on investment valuation and valuation inputs, refer to the Notes to Schedules of Investments.

*	Non-income producing.
#	Rate shown is the 7-day yield as of December 31, 2024.

See Notes to Schedules of Investments.

Marsico Midcap Growth Focus Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2024

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
HEICO Corp.	48,506	$11,531,817	3.15%
Rolls-Royce Holdings PLC*	1,326,176	9,440,121	2.57
		20,971,938	5.72
Application Software
AppLovin Corp. - Cl. A*	68,656	22,232,872	6.07
Constellation Software, Inc.	5,185	16,033,155	4.37
Palantir Technologies, Inc. - Cl. A*	255,047	19,289,205	5.26
Synopsys, Inc.*	32,816	15,927,574	4.35
Tyler Technologies, Inc.*	1,677	967,025	0.26
		74,449,831	20.31
Asset Management & Custody Banks
Blue Owl Capital, Inc.	152,777	3,553,593	0.97
KKR & Co., Inc.	121,091	17,910,570	4.89
		21,464,163	5.86
Automotive Retail
O’Reilly Automotive, Inc.*	9,076	10,762,321	2.94

Biotechnology
Natera, Inc.*	34,381	5,442,512	1.48

Diversified Support Services
Cintas Corp.	79,932	14,603,577	3.98

Electrical Components & Equipment
AMETEK, Inc.	48,635	8,766,945	2.39
Vertiv Holdings Company - Cl. A	100,154	11,378,496	3.11
		20,145,441	5.50
Electronic Components
Amphenol Corp. - Cl. A	159,678	11,089,637	3.03

Environmental & Facilities Services
Waste Connections, Inc.	4,091	701,934	0.19

Financial Exchanges & Data
MSCI, Inc.	10,594	6,356,506	1.73

Health Care Services
GeneDx Holdings Corp.*	10,263	788,814	0.22

	Number of Shares	Value	Percent of Net Assets
Heavy Electrical Equipment
GE Vernova, Inc.	48,396	$15,918,896	4.34%

Homebuilding
NVR, Inc.*	1,287	10,526,244	2.87

Insurance Brokers
Arthur J. Gallagher & Company	10,246	2,908,327	0.79

Interactive Home Entertainment
Roblox Corp. - Cl. A*	110,009	6,365,121	1.74

Leisure Products
Acushnet Holdings Corp.	100,319	7,130,675	1.95

Movies & Entertainment
Spotify Technology S.A.*	51,343	22,969,831	6.27
TKO Group Holdings, Inc.*	54,500	7,744,995	2.11
		30,714,826	8.38
Real Estate Services
CBRE Group, Inc. - Cl. A*	78,825	10,348,934	2.82

Restaurants
Chipotle Mexican Grill, Inc.*	329,100	19,844,730	5.41
Sweetgreen, Inc. - Cl. A*	145,823	4,675,085	1.28
		24,519,815	6.69
Semiconductor Materials & Equipment
KLA Corp.	21,400	13,484,568	3.68

Semiconductors
Marvell Technology, Inc.	101,435	11,203,496	3.06

Systems Software
CrowdStrike Holdings, Inc. - Cl. A*	17,508	5,990,537	1.63

Trading Companies & Distributors
United Rentals, Inc.	9,690	6,826,024	1.86
Watsco, Inc.	14,415	6,831,124	1.87
		13,657,148	3.73
Transaction & Payment Processing Services
PayPal Holdings, Inc.*	85,247	7,275,832	1.99

TOTAL COMMON STOCKS (Cost $183,010,884)		346,821,093	94.63

	Number of Shares/Warrants	Value	Percent of Net Assets
WARRANTS

Application Software
Constellation Software, Inc. Warrants, Strike Price: Pending, Expiration Date: March 31, 2040*@^	5,185	$0	0.00%

TOTAL WARRANTS (Cost $0)		0	0.00

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 4.40%#	20,724,507	20,724,507	5.65

TOTAL SHORT-TERM INVESTMENTS (Cost $20,724,507)		20,724,507	5.65

TOTAL INVESTMENTS (Cost $203,735,391)		367,545,600	100.28

Liabilities, Less Cash and Other Assets		(1,026,295)	(0.28)

NET ASSETS		$366,519,305	100.00%

SUMMARY OF FAIR VALUE MEASUREMENTS

The following is a summary of the fair values of the Fund’s investments according to the valuation inputs utilized as of December 31, 2024.

Fund Investment by Major Security Type	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Assets
Common Stocks	$346,821,093	$-	$-		$346,821,093
Warrants
Information Technology	-	-	-	**	-
Short-term Investments	20,724,507	-	-		20,724,507
	$367,545,600	$-	$-		$367,545,600

**	Constellation Software, Inc. warrants represent the only Level 3 security held by the Fund.

For more information on investment valuation and valuation inputs, refer to the Notes to Schedules of Investments.

*	Non-income producing.
@	Security valued at fair value using significant unobservable inputs as determined in good faith by Marsico Capital Management, LLC (the “Adviser”), as the Fund’s Board of Trustees’ valuation designee. As of December 31, 2024, the total value of Level 3 securities was $0, which represents 0.00% of the Fund’s net assets.
^	As of December 31, 2024, certain information for the security, such as the strike price, is pending announcement by the issuer.
#	Rate shown is the 7-day yield as of December 31, 2024.

See Notes to Schedules of Investments.

Marsico International Opportunities Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2024

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
Airbus S.E.	9,033	$1,448,250	2.42%
General Electric Co. DBA GE Aerospace	9,337	1,557,318	2.60
Rolls-Royce Holdings PLC*	442,549	3,150,198	5.27
Safran S.A.	8,140	1,788,388	2.99
The Boeing Company*	5,037	891,549	1.49
		8,835,703	14.77
Apparel, Accessories & Luxury Goods
Hermes International	741	1,782,285	2.98

Application Software
Constellation Software, Inc.	526	1,626,507	2.72
SAP S.E.	13,737	3,362,423	5.62
Synopsys, Inc.*	1,587	770,267	1.29
		5,759,197	9.63
Automobile Manufacturers
Ferrari N.V.	3,733	1,585,928	2.65

Broadline Retail
Amazon.com, Inc.*	7,723	1,694,349	2.83

Footwear
On Holding A.G. - Cl. A*	20,363	1,115,282	1.86

Health Care Supplies
EssilorLuxottica S.A.	3,352	818,043	1.37

Heavy Electrical Equipment
Siemens Energy A.G.*	11,156	582,188	0.97

Hotels, Resorts & Cruise Lines
InterContinental Hotels Group PLC ADR	9,126	1,140,020	1.91

Industrial Gases
Linde PLC	1,692	708,390	1.18

Integrated Telecommunication Services
Deutsche Telekom A.G.	45,699	1,367,575	2.29

Interactive Media & Services
Meta Platforms, Inc. - Cl. A	4,344	2,543,455	4.25

	Number of Shares/Warrants	Value	Percent of Net Assets
Internet Services & Infrastructure
Shopify, Inc. - Cl. A*	21,248	$2,259,300	3.78%

Movies & Entertainment
Netflix, Inc.*	2,036	1,814,728	3.03
Spotify Technology S.A.*	8,100	3,623,778	6.06
		5,438,506	9.09
Pharmaceuticals
Novo Nordisk A/S - Cl. B	20,592	1,785,410	2.98

Real Estate Services
FirstService Corp.	9,100	1,648,439	2.76

Restaurants
Chipotle Mexican Grill, Inc.*	19,400	1,169,820	1.96

Semiconductor Materials & Equipment
ASML Holding N.V.	2,897	2,036,681	3.41

Semiconductors
ARM Holdings PLC ADR*	12,139	1,497,467	2.51
NVIDIA Corp.	21,690	2,912,750	4.87
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	19,266	3,804,842	6.36
		8,215,059	13.74
Soft Drinks & Non-alcoholic Beverages
Coca-Cola Europacific Partners PLC	18,288	1,404,701	2.35

Systems Software
Microsoft Corp.	3,458	1,457,547	2.44

Technology Hardware, Storage & Peripherals
Apple, Inc.	8,722	2,184,163	3.65

TOTAL COMMON STOCKS (Cost $35,415,849)		55,532,041	92.85

WARRANTS

Application Software
Constellation Software, Inc. Warrants, Strike Price: Pending, Expiration Date: March 31, 2040*@^	306	0	0.00

TOTAL WARRANTS (Cost $0)		0	0.00

	Number of Shares	Value	Percent of Net Assets
SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 4.40%#	4,450,860	$4,450,860	7.44%

TOTAL SHORT-TERM INVESTMENTS (Cost $4,450,860)		4,450,860	7.44

TOTAL INVESTMENTS (Cost $39,866,709)		59,982,901	100.29

Liabilities, Less Cash and Other Assets		(174,121)	(0.29)

NET ASSETS		$59,808,780	100.00%

SUMMARY OF FAIR VALUE MEASUREMENTS

The following is a summary of the fair values of the Fund’s investments according to the valuation inputs utilized as of December 31, 2024.

Fund Investment by Major Security Type	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Assets
Common Stocks	$55,532,041	$-	$-		$55,532,041
Warrants
Information Technology	-	-	-	**	-
Short-term Investments	4,450,860	-	-		4,450,860
	$59,982,901	$-	$-		$59,982,901

**	Constellation Software, Inc. warrants represent the only Level 3 security held by the Fund.

For more information on investment valuation and valuation inputs, refer to the Notes to Schedules of Investments.

*	Non-income producing.
@	Security valued at fair value using significant unobservable inputs as determined in good faith by the Adviser, as the Fund’s Board of Trustees’ valuation designee. As of December 31, 2024, the total value of Level 3 securities was $0, which represents 0.00% of the Fund’s net assets.
^	As of December 31, 2024, certain information for the security, such as the strike price, is pending announcement by the issuer.
#	Rate shown is the 7-day yield as of December 31, 2024.

See Notes to Schedules of Investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Canada	$5,534,246	9.23%
Denmark	1,785,410	2.98
France	5,836,966	9.73
Germany	5,312,186	8.86
Italy	1,585,928	2.64
Netherlands	2,036,681	3.40
Sweden	3,623,778	6.04
Switzerland	1,115,282	1.86
Taiwan	3,804,842	6.34
United Kingdom	7,900,776	13.17
United States(1)	21,446,806	35.75
	$59,982,901	100.00%

(1) Includes short-term securities.

Marsico Global Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2024

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
Airbus S.E.	58,354	$9,355,828	2.57%
General Electric Co. DBA GE Aerospace	76,954	12,835,158	3.53
Rolls-Royce Holdings PLC*	2,114,160	15,049,229	4.14
Safran S.A.	40,461	8,889,433	2.45
The Boeing Company*	41,857	7,408,689	2.04
		53,538,337	14.73
Apparel, Accessories & Luxury Goods
Hermes International	3,986	9,587,299	2.64

Application Software
Constellation Software, Inc.	2,303	7,121,380	1.96
SAP S.E. Spon. ADR	78,113	19,232,202	5.29
Synopsys, Inc.*	14,289	6,935,309	1.91
		33,288,891	9.16
Automobile Manufacturers
Ferrari N.V.	26,043	11,064,108	3.04
Tesla, Inc.*	31,556	12,743,575	3.51
		23,807,683	6.55
Automotive Retail
O’Reilly Automotive, Inc.*	5,638	6,685,540	1.84

Broadline Retail
Amazon.com, Inc.*	62,761	13,769,136	3.79

Consumer Staples Merchandise Retail
Costco Wholesale Corp.	8,334	7,636,194	2.10

Diversified Banks
JPMorgan Chase & Company	35,162	8,428,683	2.32

Footwear
On Holding A.G. - Cl. A*	100,989	5,531,168	1.52

Heavy Electrical Equipment
GE Vernova, Inc.	53,915	17,734,261	4.88

	Number of Shares	Value	Percent of Net Assets
Interactive Media & Services
Alphabet, Inc. - Cl. A	36,527	$6,914,561	1.90%
Meta Platforms, Inc. - Cl. A	33,816	19,799,606	5.45
		26,714,167	7.35
Movies & Entertainment
Netflix, Inc.*	16,875	15,041,025	4.14
Spotify Technology S.A.*	37,190	16,638,062	4.58
		31,679,087	8.72
Pharmaceuticals
Novo Nordisk A/S - Cl. B	99,735	8,647,431	2.38

Real Estate Services
FirstService Corp.	29,700	5,380,071	1.48

Restaurants
Chipotle Mexican Grill, Inc.*	158,350	9,548,505	2.63

Semiconductor Materials & Equipment
ASML Holding N.V. - NY Reg. Shs.	11,333	7,854,676	2.16

Semiconductors
ARM Holdings PLC ADR*	97,303	12,003,298	3.30
NVIDIA Corp.	148,139	19,893,587	5.47
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	100,423	19,832,538	5.46
		51,729,423	14.23
Systems Software
Microsoft Corp.	43,507	18,338,200	5.04

Technology Hardware, Storage & Peripherals
Apple, Inc.	82,573	20,677,931	5.69

TOTAL COMMON STOCKS (Cost $216,150,476)		360,576,683	99.21

	Number of Shares	Value	Percent of Net Assets
SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 4.40%#	2,723,594	$2,723,594	0.75%

TOTAL SHORT-TERM INVESTMENTS (Cost $2,723,594)		2,723,594	0.75

TOTAL INVESTMENTS (Cost $218,874,070)		363,300,277	99.96

Cash and Other Assets, Less Liabilities		134,593	0.04

NET ASSETS		$363,434,870	100.00%

SUMMARY OF FAIR VALUE MEASUREMENTS

As of December 31, 2024, all investments disclosed in the preceding Schedule of Investments were classified as Level 1.

For more information on investment valuation and valuation inputs, refer to the Notes to Schedules of Investments.

*	Non-income producing.
#	Rate shown is the 7-day yield as of December 31, 2024.

See Notes to Schedules of Investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Canada	$12,501,451	3.44%
Denmark	8,647,431	2.38
France	27,832,560	7.66
Germany	19,232,202	5.29
Italy	11,064,108	3.05
Netherlands	7,854,676	2.16
Sweden	16,638,062	4.58
Switzerland	5,531,168	1.52
Taiwan	19,832,538	5.46
United Kingdom	27,052,527	7.45
United States(1)	207,113,554	57.01
	$363,300,277	100.00%

(1)	Includes short-term securities.

Notes to Schedules of Investments

Investment Valuation — A security traded on a recognized stock exchange is generally valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale price is reported on the valuation date, the most current bid price will generally be used, with the exception of short option positions which will generally utilize the most current ask price. Other securities for which over-the-counter market quotations are readily available are generally valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined, in accordance with the Funds’ policies and procedures, in good faith by the Adviser, subject to the Board’s general supervision of the Adviser as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act). The Funds’ policies and procedures, including those wherein the Adviser has been approved as the Board’s valuation designee, have been duly approved by the Board. When a security has been “fair valued,” consideration is given to facts and circumstances relevant to the particular situation, including a review of the various factors set forth in the Funds’ policies and procedures. The Funds may use pricing services to assist in determining market value. The Adviser, as the Board’s valuation designee, has proposed and the Board has approved the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related US-traded securities, as represented by, for example, the S&P 500 Index.

“Fair Value Measurements and Disclosures” (the “Fair Value Statement”) defines fair value, establishes a framework for measuring fair value in Generally Accepted Accounting Principles (“GAAP”), and expands disclosures about fair value measurements. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

These inputs are summarized into three broad levels and described below:

●      Level 1 – unadjusted quoted prices in active markets for identical investments

●      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, and evaluated quotations obtained from pricing services)

●      Level 3 – significant unobservable inputs (including the Funds’ assumptions that market participants would use in determining the fair value of investments)

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers between the levels during the reporting period. As of December 31, 2024, the fair values of each Fund’s investments according to the valuation inputs utilized are reflected in the “Summary of Fair Value Measurements” on the Fund’s Schedule of Investments. The Funds did not hold a significant amount of Level 3 securities as of December 31, 2024.

Foreign Currency Translation — The accounting records of the Funds are maintained in US dollars. For valuation purposes, values of securities denominated in foreign currencies are translated into US dollars at 4:00 p.m. Eastern Time. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains and losses on foreign currency transactions arise from sales of portfolio securities, forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the end of the reporting period. Net unrealized appreciation or depreciation on investments and foreign currency translations arises from changes in the value of assets and liabilities, including investments in securities at the end of the reporting period, resulting from changes in the exchange rates and changes in market prices of securities held.

Transactions in foreign-denominated assets may involve greater risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk.

Federal Income Tax Information — “Accounting for Uncertainty in Income Taxes” (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, consisting of fiscal years 2021-2025 as defined by Internal Revenue Service (“IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended December 31, 2024, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At December 31, 2024, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

	Focus Fund	Growth Fund	Midcap Growth Focus Fund	International Opportunities Fund	Global Fund
Cost of Investments	$508,127,526	$273,592,635	$203,735,925	$39,875,034	$218,884,316

Gross Unrealized Appreciation	$560,392,019	$209,117,007	$165,018,754	$20,256,427	$145,750,316
Gross Unrealized Depreciation	(1,109,478)	(1,590,582)	(1,209,079)	(148,560)	(1,334,355)

Net Unrealized Appreciation on Investments	$559,282,541	$207,526,425	$163,809,675	$20,107,867	$144,415,961

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.